Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary		Average		Value of Initial Fixed
	Compensation		Summary	Average	$100 Investment
	Table Total for		Compensation	Compensation	Based On:			Adjusted
	Principal		Table Total for	Actually Paid to	Total	Peer Group		EBITDA
	Executive	Compensation	Non-PEO Named	Non-PEO Named	Shareholder	Total	Net (loss)	(non-GAAP)
	Officer (PEO)	Actually Paid to	Executive	Executive Officers	Return	Shareholder	income	($ in millions)
Year	($) (1)	PEO ($) (3)	Officers ($) (2)	($) (3)	($)	Return ($) (4)	($ in millions)	(5)
2025	5,358,983	(1,220,529)	1,984,661	545,114	2	145	(545.6)	162.5
2024	5,423,299	4,947,052	1,562,968	1,275,165	16	146	(348.5)	203.7
2023	5,779,845	2,320,488	1,923,323	749,722	26	146	(701.3)	154.3
2022	5,793,583	(1,961,363)	1,561,047	305,441	68	132	(430.9)	311.7
2021	7,001,892	6,409,637	1,747,866	1,868,496	151	149	440.0	729.4

(1)	Mr. Bozich served as the Company’s PEO (President and CEO) for each year presented.
(2)	The Company’s Non-PEO NEOs were: (i) in 2025, Mr. Stasse, Mr. Chaclas, Ms. Van Kessel and Ms. Reverberi; (ii) in 2024, Mr. Stasse, Ms. Reverberi, Mr. Chaclas and Ms. Cooney; (iii) in 2023, Mr. Stasse, Mr. Chaclas, Ms. Cooney and Han Hendriks, and Andre Lanning (as former NEO); (iv) in 2022, Mr. Stasse, Mr. Chaclas, Andre Lanning and Ms. Cooney and (v) in 2021, Mr. Stasse, Mr. Chaclas, Andre Lanning and Ms. Reverberi.
(3)	The following table provides additional information as to the amounts deducted from and added to Summary Compensation Table (“SCT”) total compensation for the applicable year pursuant to Item 402(v) of Regulation S-K to determine “compensation actually paid” to the PEO and Non-PEO NEOs:

PEO (a)	2025	2024	2023	2022	2021
Summary Compensation Table – Total Compensation	$5,358,983	$5,423,299	$5,779,845	$5,793,583	$7,001,892
Subtract fair value of stock awards and options awards granted in fiscal year	$(4,161,228)	$(2,991,139)	$(4,127,971)	$(3,959,041)	$(3,587,469)
Add fair value of current-year equity awards outstanding and unvested as of year-end	$377,130	$3,492,354	$1,071,413	$1,141,272	$2,944,350
Add fair value of current-year equity awards that vested during the fiscal year	$0	$0	$0	$0	$0
Add/subtract change in fair value of prior-year equity awards	$(2,763,394)	$(684,680)	$(1,111,075)	$(5,226,633)	$(635,819)
Add/subtract change in fair value as of vesting date of prior-year equity awards vested during fiscal year	$89,468	$(144,590)	$807,733	$473,289	$686,682
Subtract fair value of prior-year awards forfeited during fiscal year	$(121,489)	$(148,192)	$(99,457)	$(183,833)	$0
Compensation Actually Paid	$(1,220,529)	$4,947,052	$2,320,488	$(1,961,363)	$6,409,637

Average Non-PEO Named Executive Officers (a)	2025	2024	2023	2022	2021
Summary Compensation Table – Average Total Compensation	$1,984,661	$1,562,968	$1,923,323	$1,561,047	$1,747,866
Subtract fair value of stock awards and options awards granted in fiscal year	$(811,940)	$(532,621)	$(1,067,944)	$(777,406)	$(600,379)
Add fair value of current-year equity awards outstanding and unvested as of year-end	$78,574	$603,086	$290,243	$224,104	$492,497
Add fair value of current-year equity awards that vested during the fiscal year	$0	$0	$0	$0	$0
Add/subtract change in fair value of prior-year equity awards	$(543,313)	$(188,895)	$(191,378)	$(754,874)	$13,556
Add/subtract change in fair value as of vesting date of prior-year equity awards vested during fiscal year	$14,187	$(26,303)	$68,982	$25,904	$123,014
Subtract fair value of prior-year awards forfeited during fiscal year	$(13,447)	$(12,916)	$(10,253)	$(5,841)	$(24,085)
Subtract change in present value of accumulated benefit under all defined benefit and actuarial pension plans	$(346,579)	$(261,449)	$(274,313)	$(124,783)	$(44,879)
Add pension value attributable to current year and change in pension value attributable to plan amendments made in the current year	$182,970	$131,296	$11,061	$157,290	$160,906
Compensation Actually Paid	$545,114	$1,275,165	$749,722	$305,441	$1,868,496

(a)	The fair value of equity awards were calculated using valuation assumptions that materially differ from those disclosed at the time of grant, including: (1) the fair value of RSU awards was calculated using the closing price of our ordinary shares as of the last day of the applicable year or on the date of vesting, as applicable; (2) the fair value of PSU awards was estimated using the Monte Carlo Simulation method (which reflects for each particular award and valuation date adjustments for: actual performance, expected volatility, risk-free interest rate, correlation coefficient, and accrued dividends); and (3) the fair value of options was estimated using the Black-Scholes option-pricing model (which reflects, for each particular award and valuation date, adjustments for expected volatility, risk-free interest rate, dividend yield, expected term (calculated using the simplified method) and stock price).
(4)	The Company’s peer group is the S&P 500 Chemicals Industry GICS Level 3 Index. This index is the published line-of-business index utilized in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025.
(5)	Adjusted EBITDA is our primary non-GAAP financial measure. See “Use of Non-GAAP Measures” below for a definition of Adjusted EBITDA, an explanation of why we believe this measure is useful to investors and the limitations of this measure.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	Mr. Bozich served as the Company’s PEO (President and CEO) for each year presented.
(2)	The Company’s Non-PEO NEOs were: (i) in 2025, Mr. Stasse, Mr. Chaclas, Ms. Van Kessel and Ms. Reverberi; (ii) in 2024, Mr. Stasse, Ms. Reverberi, Mr. Chaclas and Ms. Cooney; (iii) in 2023, Mr. Stasse, Mr. Chaclas, Ms. Cooney and Han Hendriks, and Andre Lanning (as former NEO); (iv) in 2022, Mr. Stasse, Mr. Chaclas, Andre Lanning and Ms. Cooney and (v) in 2021, Mr. Stasse, Mr. Chaclas, Andre Lanning and Ms. Reverberi.

Peer Group Issuers, Footnote
(4)	The Company’s peer group is the S&P 500 Chemicals Industry GICS Level 3 Index. This index is the published line-of-business index utilized in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025.

PEO Total Compensation Amount	$ 5,358,983	$ 5,423,299	$ 5,779,845	$ 5,793,583	$ 7,001,892
PEO Actually Paid Compensation Amount	$ (1,220,529)	4,947,052	2,320,488	(1,961,363)	6,409,637
Adjustment To PEO Compensation, Footnote
(3)	The following table provides additional information as to the amounts deducted from and added to Summary Compensation Table (“SCT”) total compensation for the applicable year pursuant to Item 402(v) of Regulation S-K to determine “compensation actually paid” to the PEO and Non-PEO NEOs:

PEO (a)	2025	2024	2023	2022	2021
Summary Compensation Table – Total Compensation	$5,358,983	$5,423,299	$5,779,845	$5,793,583	$7,001,892
Subtract fair value of stock awards and options awards granted in fiscal year	$(4,161,228)	$(2,991,139)	$(4,127,971)	$(3,959,041)	$(3,587,469)
Add fair value of current-year equity awards outstanding and unvested as of year-end	$377,130	$3,492,354	$1,071,413	$1,141,272	$2,944,350
Add fair value of current-year equity awards that vested during the fiscal year	$0	$0	$0	$0	$0
Add/subtract change in fair value of prior-year equity awards	$(2,763,394)	$(684,680)	$(1,111,075)	$(5,226,633)	$(635,819)
Add/subtract change in fair value as of vesting date of prior-year equity awards vested during fiscal year	$89,468	$(144,590)	$807,733	$473,289	$686,682
Subtract fair value of prior-year awards forfeited during fiscal year	$(121,489)	$(148,192)	$(99,457)	$(183,833)	$0
Compensation Actually Paid	$(1,220,529)	$4,947,052	$2,320,488	$(1,961,363)	$6,409,637
(a)	The fair value of equity awards were calculated using valuation assumptions that materially differ from those disclosed at the time of grant, including: (1) the fair value of RSU awards was calculated using the closing price of our ordinary shares as of the last day of the applicable year or on the date of vesting, as applicable; (2) the fair value of PSU awards was estimated using the Monte Carlo Simulation method (which reflects for each particular award and valuation date adjustments for: actual performance, expected volatility, risk-free interest rate, correlation coefficient, and accrued dividends); and (3) the fair value of options was estimated using the Black-Scholes option-pricing model (which reflects, for each particular award and valuation date, adjustments for expected volatility, risk-free interest rate, dividend yield, expected term (calculated using the simplified method) and stock price).

Non-PEO NEO Average Total Compensation Amount	$ 1,984,661	1,562,968	1,923,323	1,561,047	1,747,866
Non-PEO NEO Average Compensation Actually Paid Amount	$ 545,114	1,275,165	749,722	305,441	1,868,496
Adjustment to Non-PEO NEO Compensation Footnote
(3)	The following table provides additional information as to the amounts deducted from and added to Summary Compensation Table (“SCT”) total compensation for the applicable year pursuant to Item 402(v) of Regulation S-K to determine “compensation actually paid” to the PEO and Non-PEO NEOs:

Average Non-PEO Named Executive Officers (a)	2025	2024	2023	2022	2021
Summary Compensation Table – Average Total Compensation	$1,984,661	$1,562,968	$1,923,323	$1,561,047	$1,747,866
Subtract fair value of stock awards and options awards granted in fiscal year	$(811,940)	$(532,621)	$(1,067,944)	$(777,406)	$(600,379)
Add fair value of current-year equity awards outstanding and unvested as of year-end	$78,574	$603,086	$290,243	$224,104	$492,497
Add fair value of current-year equity awards that vested during the fiscal year	$0	$0	$0	$0	$0
Add/subtract change in fair value of prior-year equity awards	$(543,313)	$(188,895)	$(191,378)	$(754,874)	$13,556
Add/subtract change in fair value as of vesting date of prior-year equity awards vested during fiscal year	$14,187	$(26,303)	$68,982	$25,904	$123,014
Subtract fair value of prior-year awards forfeited during fiscal year	$(13,447)	$(12,916)	$(10,253)	$(5,841)	$(24,085)
Subtract change in present value of accumulated benefit under all defined benefit and actuarial pension plans	$(346,579)	$(261,449)	$(274,313)	$(124,783)	$(44,879)
Add pension value attributable to current year and change in pension value attributable to plan amendments made in the current year	$182,970	$131,296	$11,061	$157,290	$160,906
Compensation Actually Paid	$545,114	$1,275,165	$749,722	$305,441	$1,868,496
(a)	The fair value of equity awards were calculated using valuation assumptions that materially differ from those disclosed at the time of grant, including: (1) the fair value of RSU awards was calculated using the closing price of our ordinary shares as of the last day of the applicable year or on the date of vesting, as applicable; (2) the fair value of PSU awards was estimated using the Monte Carlo Simulation method (which reflects for each particular award and valuation date adjustments for: actual performance, expected volatility, risk-free interest rate, correlation coefficient, and accrued dividends); and (3) the fair value of options was estimated using the Black-Scholes option-pricing model (which reflects, for each particular award and valuation date, adjustments for expected volatility, risk-free interest rate, dividend yield, expected term (calculated using the simplified method) and stock price).

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Financial Measures

Below is an unranked list of the most important financial measures the Company used during 2025 to link Company performance to executive compensation actually paid.

Adjusted EBITDA*
Free Cash Flow*
Capital Expenditures
Total Shareholder Return

*       See “Use of Non-GAAP Measures” below for a reconciliation of Adjusted EBITDA and Free Cash Flow, which are non-GAAP measures, to Net Income (Loss) and Cash provided by operating activities.

Total Shareholder Return Amount	$ 2	16	26	68	151
Peer Group Total Shareholder Return Amount	145	146	146	132	149
Net Income (Loss)	$ (545,600,000)	$ (348,500,000)	$ (701,300,000)	$ (430,900,000)	$ 440,000,000
Company Selected Measure Amount	162,500,000	203,700,000	154,300,000	311,700,000	729,400,000
PEO Name	Mr. Bozich
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(5)	Adjusted EBITDA is our primary non-GAAP financial measure. See “Use of Non-GAAP Measures” below for a definition of Adjusted EBITDA, an explanation of why we believe this measure is useful to investors and the limitations of this measure.

Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Capital Expenditures
Measure:: 4
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,161,228)	$ (2,991,139)	$ (4,127,971)	$ (3,959,041)	$ (3,587,469)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	377,130	3,492,354	1,071,413	1,141,272	2,944,350
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,763,394)	(684,680)	(1,111,075)	(5,226,633)	(635,819)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	89,468	(144,590)	807,733	473,289	686,682
PEO | Fair value of prior-year awards forfeited during fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(121,489)	(148,192)	(99,457)	(183,833)	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(346,579)	(261,449)	(274,313)	(124,783)	(44,879)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	182,970	131,296	11,061	157,290	160,906
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(811,940)	(532,621)	(1,067,944)	(777,406)	(600,379)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	78,574	603,086	290,243	224,104	492,497
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(543,313)	(188,895)	(191,378)	(754,874)	13,556
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,187	(26,303)	68,982	25,904	123,014
Non-PEO NEO | Fair value of prior-year awards forfeited during fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,447)	$ (12,916)	$ (10,253)	$ (5,841)	$ (24,085)